Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Summary of 2012 Restricted Stock Awards Activity for Restricted Stock Awards that were Granted Prior to Company's IPO

The following tables present a summary of the 2012 restricted stock awards activity for the year ended December 31, 2015 for restricted stock awards that were granted prior to the Company’s IPO:

2012 Restricted Stock Awards
Non-Vested at December 31, 2014	759,122
Forfeitures	(104,422)
Vested	(608,055)

Non-Vested at December 31, 2015	46,645

Summary of Restricted Stock Units that were Granted in Connection with IPO and the Non-Vested Balance

The following table provides a summary of the restricted stock units that were granted in connection with the IPO under this plan and the non-vested balance as of December 31, 2015:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2014	155,094	$12.00
Vested and unissued	(132,936)	$12.00

Non-vested at December 31, 2015	22,158	$12.00

Stock Incentive Plan

The weighted-average assumptions used to compute stock-based compensation expense for awards granted under the 2013 Stock Incentive Plan during the years ended December 31, 2013, 2014 and 2015 are as follows:

	2013	2014	2015
Risk-free interest rate	1.9%	2.1%	1.8%
Expected volatility	60%	58.3%	56.1%
Expected life (in years)	6.25	6.25	6.25
Expected dividend yield	—	—	—

Summary of Total Stock-Based Compensation Expense

The following table presents total stock-based compensation expense recorded in the consolidated statement of operations and comprehensive loss for all 2012 restricted stock awards and units issued prior to the Company’s IPO in October 2013 and all awards granted under the 2013 Plan in connection with or subsequent to the IPO:

	For the Year Ended December 31,
	2013	2014	2015
	(in thousands)
Cost of revenue	$126	$547	$1,975
Sales and marketing	459	1,585	3,285
Engineering and development	267	883	1,988
General and administrative	9,911	13,028	22,677

Total operating expense	$10,763	$16,043	$29,925

2013 Stock Incentive Plan [Member]
Summary of Stock Options

The following table provides a summary of the Company’s stock options as of December 31, 2015 and the stock option activity for all stock options granted under the 2013 Plan during the year ended December 31, 2015 (dollars in thousands except exercise price):

	Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In years)	Aggregate Intrinsic Value(3)
Outstanding at December 31, 2014	5,407,959	$12.07
Granted	2,438,105	$17.97
Exercised	(185,343)	$12.00
Canceled	(709,863)	$15.08

Outstanding at December 31, 2015	6,950,858	$13.83	8.2	$—

Exercisable at December 31, 2015	2,768,853	$12.10	7.8	$—

Expected to vest after December 31, 2015(1)	4,126,179	$14.95	8.4	$—

Exercisable as of December 31, 2015 and expected to vest thereafter(2)	6,895,032	$13.80	8.2	$—

(1)	This represents the number of unvested options outstanding as of December 31, 2015 that are expected to vest in the future, which have been reduced using an estimated forfeiture rate.
(2)	This represents the number of vested options as of December 31, 2015 plus the number of unvested options outstanding as of December 31, 2015 that are expected to vest in the future, which have been reduced using an estimated forfeiture rate.
(3)	The aggregate intrinsic value was calculated based on the positive difference between the estimated fair value of the Company’s common stock on December 31, 2015 of $10.93 per share, or the date of exercise, as appropriate, and the exercise price of the underlying options.

Restricted Stock Awards [Member]
Summary of Restricted Stock Awards and Restricted Stock Units

The following table provides a summary of the Company’s restricted stock award activity for the 2013 Plan during the year ended December 31, 2015:

	Restricted Stock Awards	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2014	695,312	$12.40
Granted	4,582,728	$15.56
Vested	(230,754)	$12.92
Canceled	(197,996)	$15.39

Non-vested at December 31, 2015	4,849,290	$15.24

Restricted Stock Units [Member]
Summary of Restricted Stock Awards and Restricted Stock Units

The following table provides a summary of the Company’s restricted stock unit activity for the 2013 Plan during the year ended December 31, 2015:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2014	341,161	$12.00
Vested and unissued	(120,396)	$12.00

Non-vested at December 31, 2015	220,765	$12.00